Liabilities, Commitments and Contingencies - Narrative (Details) $ in Millions	3 Months Ended						6 Months Ended		12 Months Ended			84 Months Ended
	Jun. 30, 2024 USD ($) aircraft lot	Mar. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft	Jun. 30, 2023 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($) aircraft	Jun. 30, 2024 USD ($) aircraft lot	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) lot	Dec. 31, 2021 USD ($)	Dec. 31, 2016 USD ($) aircraft lot	Dec. 31, 2019 aircraft	Dec. 31, 2018 USD ($) aircraft simulator lot	Dec. 31, 2011 tanker lot aircraft
Commitments And Contingencies [Line Items]
737 MAX customer concessions and other considerations liability			$ 1,327						$ 1,327	$ 1,864
Loss contingency, range of possible loss, portion not accrued	$ 964		1,030				$ 964		1,030	1,058
Contingent liabilities on outstanding letters of credit agreements and surety bonds	3,184		4,548				3,184		4,548	5,070
Cash surrender value of life insurance policies			360						360	376
Total value of loans against underlying life insurance policies			334						334	346
Offsetting capital lease obligation and IRB asset			$ 333						$ 333	271
Number of commercial aircraft | aircraft			2						2
Number of annual production lot | lot															13
Increase to Loss from operations	(1,334)			$ (830)			$ (1,700)	$ (1,348)	$ (2,943)	(5,253)	$ (880)
Environmental loss contingency, operation and maintenance period, maximum							30 years
Supplier finance program, obligation	2,700		$ 2,900				$ 2,700		2,900
2023
Commitments And Contingencies [Line Items]
Changes in estimates							208
Alaska Airlines 737-9 Accident and 737-9 Grounding
Commitments And Contingencies [Line Items]
Revenue from contract with customer, excluding assessed tax		$ 443
VC-25B
Commitments And Contingencies [Line Items]
Contract value	$ 4,000		4,000				$ 4,000		4,000
Number of commercial aircraft | aircraft	2						2
Increase to Loss from operations	$ (250)		(482)						(482)	(1,452)
KC-46A Tanker
Commitments And Contingencies [Line Items]
Contract value	27,000		$ 27,000				$ 27,000		27,000
Number of annual production lot | lot															13
Increase to Loss from operations	$ (391)	(128)							$ (309)	(1,374)
Number of generation aerial refueling tanker | tanker															4
Number of aircraft | aircraft	139		179				139		179			139			179
Number of low rate initial production lot | lot	10						10					10
KC-46A Tanker | Capitalized Precontract Costs
Commitments And Contingencies [Line Items]
Capitalized precontract costs	$ 139		$ 125				$ 139		$ 125
KC-46A Tanker | Potential Termination Liabilities
Commitments And Contingencies [Line Items]
Capitalized precontract costs	205		48				205		48
MQ-25
Commitments And Contingencies [Line Items]
Contract value					$ 890	$ 890
Increase to Loss from operations					$ 291	$ 291			(231)	(579)
Number of aircraft | aircraft						7							7
Cost-type contract modification, awarded amount		$ 657
Number of additional test aircraft | aircraft		2
T-7A EMD
Commitments And Contingencies [Line Items]
Contract value														$ 860
Increase to Loss from operations										$ (203)
Number of aircraft | aircraft														5
Number of simulator | simulator														7
Services probable of being exercised, number of aircrafts | aircraft														346
T-7A Production
Commitments And Contingencies [Line Items]
Number of annual production lot | lot										11				11
Increase to Loss from operations									(275)	$ (552)
T-7A Production | Capitalized Precontract Costs
Commitments And Contingencies [Line Items]
Capitalized precontract costs	258		185				258		185
T-7A Production | Potential Termination Liabilities
Commitments And Contingencies [Line Items]
Capitalized precontract costs	451		249				451		249
Commercial Crew
Commitments And Contingencies [Line Items]
Increase to Loss from operations	(125)								(288)	(288)
Commercial Crew | Capitalized Precontract Costs
Commitments And Contingencies [Line Items]
Capitalized precontract costs	238		226				238		226
Commercial Crew | Potential Termination Liabilities
Commitments And Contingencies [Line Items]
Capitalized precontract costs	148		160				$ 148		160
T-7A EMD and Production
Commitments And Contingencies [Line Items]
Increase to Loss from operations	$ (278)	$ (94)							(275)
SOUTH CAROLINA
Commitments And Contingencies [Line Items]
Cash grants, amount												$ 346
Inventory, amortization									10	11
SOUTH CAROLINA | Accrued Liabilities
Commitments And Contingencies [Line Items]
Income tax (expense) benefit, continuing operations, government grants									97	106
SOUTH CAROLINA | Inventories
Commitments And Contingencies [Line Items]
Income tax (expense) benefit, continuing operations, government grants									62	64
SOUTH CAROLINA | Cost of Sales
Commitments And Contingencies [Line Items]
Income tax (expense) benefit, continuing operations, government grants									12	5
State of Missouri and City Of Irving, Texas
Commitments And Contingencies [Line Items]
Cash grants, amount									22	30
Other receivables, net, current			26						26	20
Proceeds from income tax refunds									60
State of Missouri and City Of Irving, Texas | Cost of Sales
Commitments And Contingencies [Line Items]
Income tax (expense) benefit, continuing operations, government grants									28	21
Queensland, Australia
Commitments And Contingencies [Line Items]
Maximum eligible cash grants, amount									62
Tax refunds, clawback amount									4
Queensland, Australia | Cost of Sales
Commitments And Contingencies [Line Items]
Cash grants, amount									5	7
Supply Chain Financing
Commitments And Contingencies [Line Items]
Accounts payable, trade			$ 2,900						$ 2,900	2,500
Minimum | Supplier Finance Program, Majority of Amounts Payable
Commitments And Contingencies [Line Items]
Supplier finance program, payment timing, period	30 days		30 days				30 days		30 days
Maximum
Commitments And Contingencies [Line Items]
Supplier finance program, payment timing, period	12 months		12 months				12 months		12 months
Maximum | Supplier Finance Program, Majority of Amounts Payable
Commitments And Contingencies [Line Items]
Supplier finance program, payment timing, period	90 days		90 days				90 days		90 days
Financing Commitment
Commitments And Contingencies [Line Items]
Other commitment	$ 17,356		$ 17,003				$ 17,356		$ 17,003	16,105
Financing Commitment | External Credit Rating, Non Investment Grade
Commitments And Contingencies [Line Items]
Other commitment	14,030						14,030
Joint Venture
Commitments And Contingencies [Line Items]
Other commitment	262		264				$ 262		$ 264
Other commitment, period							9 years		9 years
Total Contractual Trade-In Commitment | Commercial Aircraft Commitments
Commitments And Contingencies [Line Items]
Other commitment	1,375		1,415				$ 1,375		$ 1,415	1,117
Net Amounts Payable to Customers Related to Probable Contractual Trade-In Commitments | Commercial Aircraft Commitments
Commitments And Contingencies [Line Items]
Other commitment	434		407				434		407	286
Fair Value of Trade in Value of Aircraft | Commercial Aircraft Commitments
Commitments And Contingencies [Line Items]
Other commitment	434		407				434		407	$ 286
Contingent on Customer Negotiations
Commitments And Contingencies [Line Items]
737 MAX customer concessions and other considerations liability	$ 92		100				$ 92		100
Cash Payments to Customers
Commitments And Contingencies [Line Items]
737 MAX customer concessions and other considerations liability			$ 600						$ 600